Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of information for cash-generating units [line items]
Cash equivalents	$ 37,294,296	$ 20,144,250
USD – United States dollar
Disclosure of information for cash-generating units [line items]
Cash equivalents	35,713,777	19,191,738
AUD – Australian dollar
Disclosure of information for cash-generating units [line items]
Cash equivalents	590,616	373,330
GBP – Sterling
Disclosure of information for cash-generating units [line items]
Cash equivalents	549,754	226,857
TZS – Tanzanian Shilling
Disclosure of information for cash-generating units [line items]
Cash equivalents	438,716	347,837
Other currencies
Disclosure of information for cash-generating units [line items]
Cash equivalents	$ 1,433	$ 4,488